Related Party Transactions - Additional information (Details) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended		24 Months Ended
	Aug. 26, 2020	Aug. 20, 2020	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Nov. 08, 2020	Nov. 08, 2018
Related Party Transaction [Line Items]
Accounts payable - related party					$ 321,000	$ 399,000	$ 190,000	$ 190,000
Star Peak Energy Transition Corp [Member]
Related Party Transaction [Line Items]
Maximum amounts of transaction					10,000	10,000			$ 300,000	$ 300,000
Repayment of promissory note - related party		$ 292,000	$ 292,000	$ 235,000		292,301	117,699
Maximum loans convertible into warrants					$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)					$ 1.50	$ 1.50
Loans from working capital					$ 0	$ 0	$ 0	0
Accounts payable - related party					0	50,000
Star Peak Energy Transition Corp [Member] | General and administrative
Related Party Transaction [Line Items]
Repayment of promissory note - related party					30,000	50,000
Star Peak Energy Transition Corp [Member] | Promissory Note with Related Party
Related Party Transaction [Line Items]
Proceeds from Related Party Advances								182,000
Repayment of promissory note - related party								$ 125,000
Star Peak Energy Transition Corp [Member] | Private Placement
Related Party Transaction [Line Items]
Proceeds from Related Party Advances					$ 10,100,000	$ 10,100,000
Star Peak Energy Transition Corp [Member] | Sponsor | Private Placement
Related Party Transaction [Line Items]
Proceeds from Related Party Advances	$ 700,000